Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001869105
Amendment Description	AMENDMENT NO. 1
Document Type	S-4/A
Entity Registrant Name	HELIX ACQUISITION CORP. II
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true